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                                  FUND PROFILE
                                      FOR




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                                October 16, 1996

                         The Prime Portfolio is part of
                        Vanguard Money Market Reserves,
                      which also includes the Federal and
                           U.S. Treasury Portfolios.





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1    OBJECTIVE

Vanguard Money Market Reserves - Prime Portfolio seeks to provide maximum current income while preserving your investment and protecting your ability to convert to cash when needed.* The Portfolio may not meet this objective.

2    INVESTMENT STRATEGIES

The Prime Portfolio invests in high-quality money market obligations issued by banks and other financial institutions, nonfinancial corporations, and the U.S., state, and municipal governments and their agencies.

The Portfolio seeks an average maturity of 90 days or less, and maintains the following quality ratings:

    MONEY MARKET                                             MINIMUM
    OBLIGATIONS                                          QUALITY RATINGS **
    -----------                                          ------------------
    Certificates of Deposit (CDs)                              A-1
    Commercial Paper
      (short-term promissory notes)                          Prime-1
    Short-Term Corporate Obligations                           Aa3

3    RISKS

Investors in the Portfolio are exposed to . . .

o A VERY LOW degree of interest rate risk because the short-term nature of the Portfolio's investments tends to minimize the impact of interest rate changes.

o A HIGH degree of income risk (the possibility that the Portfolio's income will fluctuate when interest rates change).

o A LOW degree of credit risk (the possibility that the issuer of a money market instrument will fail to repay interest and principal) because of the high quality of the Portfolio's securities.

* An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

**   As rated by Moody's Investors Services, Inc.

4    APPROPRIATENESS

This Portfolio may be suitable for investors who . . .

o   Are seeking a market rate of income in very short-term securities.

o   Want to protect the value of their investment.

o   Have short-term goals or need a temporary place to hold money.

The Portfolio is not suitable for investors who . . .

o   Want a steady level of income.

o   Are seeking capital growth.

5    FEES AND EXPENSES

The Prime Portfolio -- like all Vanguard Funds -- is offered on a pure no-load basis (that is, the Portfolio has no 12b-1 fees or charges to buy or sell shares).

The Portfolio's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Portfolio's expense ratio for fiscal year 1995 was 0.32% of assets.

    ANNUAL FUND OPERATING EXPENSES
    ------------------------------
    Investment Advisory Fees  . . . . . . . . . . . . . . . . . .    0.01%
    Distribution Costs  . . . . . . . . . . . . . . . . . . . . .    0.03
    Other Expenses  . . . . . . . . . . . . . . . . . . . . . . .    0.28
                                                                     ----
    Total Operating Expenses  . . . . . . . . . . . . . . . . . .    0.32%
                                                                     ====

The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

           1 Year                  3 Years                 5 Years                    10 Years
           ------                  -------                 -------                    --------
             $3                      $10                     $18                       $41

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.
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6   PAST PERFORMANCE

                                  PERFORMANCE
                          ANNUAL RETURNS (%) 1986-1995

                                                                                              LIPPER
                                                                                          NON-GOVERNMENT
                                                                      VANGUARD             MONEY MARKET
                                                                        PRIME                 FUNDS
                                                                      PORTFOLIO              AVERAGE+
                                                                      ---------              --------
1986  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6.6                    6.3
1987  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6.6                    6.1
1988  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7.6                    7.0
1989  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9.4                    8.8
1990  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8.3                    7.8
1991  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6.1                    5.7
1992  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.7                    3.3
1993  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.0                    2.6
1994  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4.1                    3.7
1995  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5.8                    5.4

                              PERFORMANCE SUMMARY
                        PERIODS ENDED SEPTEMBER 30, 1996

                                                        Average Annual Total Return
                                                        Prime                Lipper
                                                       Portfolio            Average+
                                                       ---------            --------
1 Year                                                    5 .4%               4.9%
5 Years                                                   4 .4%               3.9%
10 Years                                                  6 .0%               5.5%

Performance figures include the reinvestment of all dividends. All returns are net of expenses. The performance data quoted represent past performance; future returns will fluctuate.

                        Annualized current yield for the
                   seven-day period ended September 30, 1996:
                                     5.21%
                     For the latest yield, call Vanguard at
                                 1-800-662-7447

      The average annualized current yield represents the Portfolio's average income less all expenses for the seven-day period, annualized by 365 days and divided by the average total net assets over the same period.

+ Lipper Non-Government Money Market Funds Average is an industry benchmark of non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

7   INVESTMENT ADVISER

The Portfolio is managed by Vanguard Fixed Income Group, which manages total assets of some $77 billion.

John Hollyer, Principal of Vanguard, has managed the Portfolio since 1989.

8   PURCHASES

You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts for minors).

9   REDEMPTIONS

You may redeem shares by writing a check ($250 minimum), sending a letter to, or calling Vanguard.

10  DISTRIBUTIONS

Dividends are declared each business day and are paid on the first business day of each month. Dividend distributions can be automatically reinvested or received in cash. Dividend distributions are taxable to you whether reinvested in additional shares or received in cash.

11   OTHER SERVICES

o    Free checkwriting.

o Vanguard Fund Express(R) -- electronic transfers between your bank account and the Portfolio.

o Vanguard Tele-Account(R) -- around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

o Investor Information -- toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).
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This Fund Profile contains key information about the Portfolio. If you would like more information before you invest, please consult the Portfolio's accompanying prospectus. For details about the Portfolio's holdings or recent investment strategies, please review the Portfolio's most recent annual or semi-annual report. The prospectus and reports may be obtained at no cost by calling 1-800-662-7447.


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1096-42M    (C) 1996 Vanguard Marketing Corporation, Distributor   FP30